Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments	Tax Refund
Total	$ 69.4	$ 70.9	$ 9.6	$ 2.1	$ 16.5	$ 168.5
Australia
Total	69.2	56.5	7.9		1.0	134.6	$ 72.7
Australia | Australian Taxation Office (ATO)
Total	69.2					69.2	$ 72.7
Australia | Department of Energy, Mines, Industry Regulation and Safety
Total		46.1	0.4			46.5
Australia | Office of Revenue
Total		10.4				10.4
Australia | Water Corporation
Total			2.3			2.3
Australia | Department of Biodiversity, Conservation and Attractions
Total			5.1			5.1
Australia | Department of Water and Environmental Regulation
Total			0.1			0.1
Australia | Shire of Murray
Total					0.3	0.3
Australia | Shire of Waroona
Total					0.4	0.4
Australia | Shire of Harvey
Total					0.3	0.3
Brazil
Total	0.2	14.4	1.7	2.1	15.5	33.9
Brazil | Secretaria Especial da Receita Federal do Brasil (RFB)
Total	$ 0.2					0.2
Brazil | Agencia Nacional de Mineracao (ANM)
Total		7.5				7.5
Brazil | Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renovaveis (IBAMA)
Total			0.2			0.2
Brazil | Ministerio da Educacao
Total					0.2	0.2
Brazil | Secretaria da Fazenda do Estado do Para
Total		2.0				2.0
Brazil | Secretaria de Estado de Meio Ambiente, Clima e Sustentabilidade (SEMAS)
Total		1.1				1.1
Brazil | Instituto de Desenvolvimento Florestal e da Biodiversidade do Estado do Para (IDEFLOR-Bio)
Total			$ 1.5			1.5
Brazil | Usinas da Paz (USIPAZ)
Total					7.4	7.4
Brazil | Prefeitura Municipal de Juruti
Total		3.5		$ 2.1	7.8	13.4
Brazil | Secretaria de Estado de Meio Ambiente e Sustentabilidade
Total					$ 0.1	0.1
Brazil | Prefeitura de Pocos de Caldas
Total		$ 0.3				$ 0.3